Document and Entity Information	12 Months Ended
Mar. 31, 2020
Cover [Abstract]
Entity Registrant Name	Investview, Inc.
Entity Central Index Key	0000862651
Document Type	POS AM
Amendment Flag	true
Amendment description	The purpose of this Post-Effective Amendment No. 2 to the Registration Statement filed on February 21, 2020, Registration No. 333-236563, which was declared effective by the SEC on March 6, 2020, is to: (i) file an amendment to the Certificate of Designations, Preferences and Rights of 13% Series B Cumulative Redeemable Perpetual Preferred Stock, filed as Exhibit 10.55.1 and attached to the POS AM as filed with the SEC on June 2, 2020 (the "Series B Amended Certificate of Designation"), specifically related to Sections 7 and 8 of the Series B Certificate of Designation, which has been consented to by the holders of two-thirds of the outstanding shares of Series B. Convertible Stock, which consent is filed as Exhibit 10.64 and attached to the POS AM as filed with the SEC on June 2, 2020; (ii) the change in a majority of the Board of Directors effective April 27, 2020 and the entry into a Securities Purchase Agreement with DBR Capital, LLC, dated April 27, 2020 and the related transaction documents (Reference is made to the registrant's Form 8-K and 8-K/A filed on April 30, 2020); (iii) update the Executive Compensation table to include compensation paid in fiscal 2020; and (iii) other revisions to the Registration Statement as a result of the foregoing. The information included in this filing amends this Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment No. 2. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Filer Category	Non-accelerated Filer
Entity Small Business Flag	true
Entity Emerging Growth Company	false